Other liabilities	12 Months Ended
Dec. 31, 2021
Other liabilities
Other liabilities
12	Other liabilities

	December 31,	December 31,
	2021	2020
	$	$
Current
Profit-sharing and other employee related obligations	10,195	7,267
Current portion of lease liabilities	988	295

	11,183	7,562

Non-current

Other employee related obligations	1,831	1,426
Lease liabilities	1,646	781
	3,477	2,207

As at December 31, 2021, there is a provision amounting to $6,404 for employee profit sharing in Peru and $3,791 for wages, salaries and other employee benefits outstanding (December 31, 2020 - $2,244 and $5,023, respectively).